Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Carrying Amount of Financial Assets

The carrying amount of financial assets and financial liabilities are as follows:

	December 31, 2017	December 31, 2016
Assets
Fair value through profit or loss
Investment funds	1,852,114	3,203,907
Marketable securities	3,853,343	1,291,580
Derivate financial instruments	1,162,213	751,080

	6,867,670	5,246,567
Loans and receivables
Cash and cash equivalents	2,703,063	1,295,681
Trade receivables	1,322,420	1,185,430
Restricted cash	225,634	200,999
Receivables from related parties	199,814	242,257
Other financial assets	1,340,000	—
Dividends receivable	13,466	144,160

	5,804,397	3,068,527
Total	12,672,067	8,315,094

Summary of Carrying Amount of Financial Liabilities

	December 31, 2017	December 31, 2016
Liabilities
Liabilities amortized cost
Loans, borrowings and debentures	15,132,277	14,525,030
Leases	944,138	1,397,543
Real state credit certificates	86,745	195,745
Trade payables	2,433,995	2,033,110
Other financial liabilities	382,702	203,303
Payables to related parties	328,263	237,081
Dividends payable	191,478	93,500
Tax installments—REFIS	229,745	215,565
Trade payables—Corporate operation / Agreements	210,476	—
Preferred shareholders payable in subsidiaries	1,442,679	1,769,427

	21,382,498	20,670,304
Fair value through profit or loss
Loans, borrowings and debentures	6,556,669	3,813,467
Contingent consideration	116,542	166,807
Derivative financial instruments	115,085	295,844

	6,788,296	4,276,118
	28,170,794	24,946,422

Summary of Derivative Financial Instruments

As at December 31, 2017 and December 31, 2016, the fair values relating to transactions involving derivative financial instruments to protect the Company’s risk exposure were using observable inputs such as quoted prices in active markets, or discounted cash flows based on market curves, and are presented below:

	Notional		Fair value
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Exchange rate derivatives
Forward agreements	494,302	438,689	(457)	(14,983)
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,446,369	1,988,540	330,712	104,491
Swap agreements (exchange and interest rate)	7,217,792	4,315,575	716,873	365,728

	9,664,161	6,304,115	1,047,585	470,219
Total financial instruments			1,047,128	455,236

Assets			1,162,213	751,080

Liabilities			(115,085)	(295,844)

Summary of Credit Risk

Credit risk

	December 31, 2017	December 31, 2016
Cash and cash equivalents(i)	4,555,177	4,499,588
Trade receivables(ii)	1,322,420	1,185,430
Derivative financial instruments(i)	1,162,213	751,080
Marketable securities (i)	3,853,343	1,291,580
Receivables from related parties (ii)	199,814	242,257
Dividends	13,466	144,160
Restricted cash (i)	225,634	200,999

	11,332,067	8,315,094

Summary of Credit Risk Rating
(i)	The credit risk on cash and cash equivalents, marketable securities, restricted cash and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2017	December 31, 2016
AAA	3,499,345	—
AA	6,159,553	5,499,565
A	—	983,384
B	2,007	—
BB+	4,180	—
BBB	—	260,298

	9,665,085	6,743,247

Summary of Non-derivative Financial Liabilities

The non-derivative financial liabilities of the Company sorted by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2017					December 31, 2016
	Up to 1 year	1 – 2 years	3 – 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(5,223,101)	(3,157,530)	(9,832,496)	(13,341,433)	(31,554,560)	(29,957,136)
Trade payables	(2,433,995)	—	—	—	(2,433,995)	(2,033,110)
Other financial liabilities	(382,702)	—	—	—	(382,702)	(203,303)
Tax installments – REFIS	(81,290)	(21,538)	(39,173)	(102,956)	(244,957)	(235,919)
Leases	(418,890)	(299,585)	(442,445)	(282,550)	(1,443,470)	(1,824,890)
Derivative financial instruments	87,144	(32,924)	(385,421)	220,292	(110,909)	—
Real estate credits certificates	(92,844)	—	—	—	(92,844)	(243,628)
Payables to related parties	(328,263)	—	—	—	(328,263)	(237,081)
Dividends payable	(191,478)	—	—	—	(191,478)	(93,500)

	(9,065,419)	(3,511,577)	(10,699,535)	(13,506,647)	(36,783,178)	(34,828,567)

Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities

As at December 31, 2017 and December 31, 2016, the Company and its subsidiaries had the following net exposure to the exchange rate variations on assets and liabilities denominated in Dollar:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	782,103	424,334
Trade receivables	25,797	11,940
Advances to suppliers	—	58,866
Trade payables	(13,230)	(22,005)
Loans, borrowings and debentures	(8,919,712)	(6,323,330)
Advances from clients	(6,310)	—
Contingent consideration	(64,213)	(68,388)
Payables to related parties	(210,497)	—
Derivative financial instruments (i)	7,323,116	6,413,619

Foreign exchange exposure, net	(1,082,946)	495,036

(i)	These balances are equivalent to the notional amount in US Dollars converted to R$ at the Dollar rate of December 31, 2017 and December 31, 2016 respectively.

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Real (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/US$)
	December 31, 2017	Scenario
		Probable	25%	50%	-25%	-50%
US$	3.3080	3.4000	4.2500	5.1000	2.5500	1.7000

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

Considering the above scenario the profit or loss would be impacted as follows:

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	-25%	-50%
Cash and cash equivalents	US$ fluctuation	21,135	195,267	390,536	(195,268)	(390,536)
Trade receivables	US$ fluctuation	720	6,629	13,259	(6,628)	(13,258)
Trade payables	US$ fluctuation	(368)	(3,399)	(6,799)	3,399	6,799
Exchange rate derivatives(i)	US$ fluctuation	490,619	1,964,557	3,929,112	(1,964,557)	(3,929,112)
Loans, borrowings and debentures	US$ fluctuation	(210,350)	(1,943,448)	(3,886,897)	1,943,448	3,886,897
Advances from clients	US$ fluctuation	(176)	(1,621)	(3,243)	1,621	3,243
Contingent consideration	US$ fluctuation	(1,786)	(16,499)	(32,999)	16,500	33,000

Impacts on profit or loss		299,794	201,486	402,969	(201,485)	(402,967)

(i)	For sensitivity analysis, it’s only considered exchange rate swaps for Notional.

Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

	December 31, 2017
Exposure interest rate(i)	Probable	25%	50%	-25%	-50%
Cash and cash equivalents	196,975	49,213	97,334	(49,214)	(98,427)
Marketable securities	58,032	14,508	29,016	(14,508)	(29,016)
Restricted cash	10,554	2,638	5,277	(2,638)	(5,277)
Leases	(36,462)	(9,115)	(18,231)	9,115	18,231
Advances on real state credits	(5,185)	(1,296)	(2,593)	1,296	2,593
Interest rate derivatives (ii)	960,163	(979,591)	(1,831,402)	1,229,922	2,674,013
Loans, borrowings and debentures	(1,071,767)	(142,453)	(284,942)	142,453	284,942

Impacts on profit or loss	112,310	(1,066,096)	(2,005,541)	1,316,426	2,847,059

Summary of Probable Scenario Considers Estimated Interest Rate

The probable scenario considers the estimated interest rate, made by a specialized third part and Banco Central do Brasil as follows:

	Probable	25%	50%	-25%	-50%
SELIC	6.75%	8.44%	10.13%	5.06%	3.38%
CDI	6.33%	7.91%	9.49%	4.75%	3.16%
TJ462	7.75%	9.44%	11.13%	6.06%	4.38%
TJLP	6.75%	8.44%	10.13%	5.06%	3.38%
IPCA	4.02%	5.00%	6.00%	3.00%	2.00%
FED FUNDS	2.25%	2.81%	3.28%	1.69%	1.13%

(i)	The external source used by the company for market projections was a specialized consultant.
(ii)	The probable scenario for derivative financial instruments represents the current mark-to-market balance.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange
•	The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 17) is based on their quoted market price are as follows:

Senior Notes Due	Company	December 31, 2017	December 31, 2016
2018	Cosan S.A.	100.37%	95.68%
2023	Cosan S.A.	101.54%	96.05%
2024	Rumo S.A.	107.86%	—
2027	Cosan S.A.	108.14%	100.65%
2024	Cosan	102.79%	—

Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

			Assets and liabilities measured at fair value
	Carrying amount		December 31, 2017		December 31, 2016
	December 31, 2017	December 31, 2016	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	1,852,114	3,203,907	1,852,114	—	3,203,907	—
Marketable securities	3,853,343	1,291,580	3,853,343	—	1,291,580	—
Derivate financial instruments	1,162,213	751,080	1,162,213	—	751,080	—

Total	6,867,670	5,246,567	6,867,670	—	5,246,567	—

Liabilities
Loans, borrowings and debentures	(6,556,669)	(3,813,467)	(6,556,669)	—	(3,813,467)	—
Contingent consideration (i)	(116,542)	(166,807)	—	(116,542)	—	(166,807)
Derivative financial instruments	(115,085)	(295,844)	(115,085)	—	(295,844)	—

Total	(6,788,296)	(4,276,118)	(6,671,754)	(116,542)	(4,109,311)	(166,807)

(i)	The valuation of the contingent consideration considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the probable scenarios of forecast revenue and EBITDA, the amount to be paid under each scenario and the probability of each scenario. The significant unobservable inputs are the forecast of the annual growth rate of revenue, EBITDA margin forecast and the 13% discount rate adjusted for risk.

Summary of Hedge Accounting

Operations and accounting effects of this adoption are as follows:

	Debt	Derivative	Total
At January 1, 2017	1,534,072	(146,697)	1,387,375
Initial measurement	2,461,836	—	2,461,836
Interest amortization	(173,186)	(82,755)	(255,941)
Fair value	395,499	82,928	478,427

At December 31, 2017	4,218,221	(146,524)	4,071,697